Schedule of Investments (unaudited) April 30, 2019	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
Air China Ltd., Class H	19,096,000	$22,758,253

Automobiles — 2.9%
BYD Co. Ltd., Class H(a)	7,195,000	48,973,029
Geely Automobile Holdings Ltd.	50,698,000	101,713,937
Guangzhou Automobile Group Co. Ltd., Class H	32,486,800	34,907,554

		185,594,520

Banks — 29.5%
Agricultural Bank of China Ltd., Class H	322,276,000	148,703,587
Bank of China Ltd., Class H	592,138,000	282,279,568
Bank of Communications Co. Ltd., Class H	81,661,200	68,802,168
China CITIC Bank Corp. Ltd., Class H	86,659,000	55,560,554
China Construction Bank Corp., Class H	620,498,320	548,098,676
China Everbright Bank Co. Ltd., Class H	32,502,000	16,032,674
China Merchants Bank Co. Ltd., Class H	39,675,438	196,470,641
China Minsheng Banking Corp. Ltd., Class H	66,817,600	50,163,875
Industrial & Commercial Bank of China Ltd., Class H	578,542,995	434,346,017
Postal Savings Bank of China Co. Ltd., Class H(b)	98,226,000	59,721,368

		1,860,179,128

Capital Markets — 2.0%
CITIC Securities Co. Ltd., Class H	23,886,500	51,637,270
GF Securities Co. Ltd., Class H(a)	16,193,000	21,878,528
Guotai Junan Securities Co. Ltd., Class H(b)	10,178,200	21,743,523
Huatai Securities Co. Ltd., Class H(b)	18,023,000	33,907,701

		129,167,022

Construction & Engineering — 1.6%
China Communications Construction Co. Ltd., Class H	46,419,000	44,671,202
China Railway Construction Corp. Ltd., Class H	19,787,000	23,354,784
China Railway Group Ltd., Class H	40,102,000	31,589,257

		99,615,243

Construction Materials — 1.2%
Anhui Conch Cement Co. Ltd., Class H	12,403,000	75,647,328

Diversified Telecommunication Services — 3.9%
China Telecom Corp. Ltd., Class H	145,522,000	75,307,737
China Tower Corp. Ltd., Class H(b)	367,220,000	99,230,938
China Unicom Hong Kong Ltd.	62,006,000	73,581,444

		248,120,119

Gas Utilities — 0.9%
China Gas Holdings Ltd.(a)	16,855,400	54,248,203

Industrial Conglomerates — 1.8%
CITIC Ltd.	51,452,000	74,895,077
Fosun International Ltd.	23,605,000	36,586,637

		111,481,714

Insurance — 14.8%
China Life Insurance Co. Ltd., Class H	78,016,000	220,760,598
China Pacific Insurance Group Co. Ltd., Class H	27,057,400	110,879,676
New China Life Insurance Co. Ltd., Class H	9,147,300	50,660,283
People’s Insurance Co. Group of China Ltd. (The), Class H	85,990,000	35,183,407
PICC Property & Casualty Co. Ltd., Class H	70,543,550	79,216,952
Ping An Insurance Group Co. of China Ltd., Class H	36,376,000	437,927,091

		934,628,007

Interactive Media & Services — 9.7%
Tencent Holdings Ltd.	12,320,600	609,324,292

Security	Shares	Value

Internet & Direct Marketing Retail — 0.6%
Meituan Dianping, Class B(c)	5,142,500	$37,362,340

Machinery — 0.6%
CRRC Corp. Ltd., Class H	42,205,450	36,850,553

Oil, Gas & Consumable Fuels — 10.7%
China Petroleum & Chemical Corp., Class H	262,436,600	201,709,626
China Shenhua Energy Co. Ltd., Class H	35,632,000	78,754,287
CNOOC Ltd.	141,484,000	255,722,222
PetroChina Co. Ltd., Class H	218,156,000	138,478,201

		674,664,336

Real Estate Management & Development — 9.5%
China Evergrande Group(a)	22,631,000	72,548,200
China Overseas Land & Investment Ltd.	40,204,000	150,405,002
China Resources Land Ltd.	28,049,333	122,095,077
China Vanke Co. Ltd., Class H	16,542,700	63,995,583
Country Garden Holdings Co. Ltd.	77,397,000	124,697,030
Longfor Group Holdings Ltd.	16,957,000	62,464,285

		596,205,177

Technology Hardware, Storage & Peripherals — 2.3%
Xiaomi Corp., Class B(a)(b)(c)	95,308,200	146,022,454

Textiles, Apparel & Luxury Goods — 1.6%
Shenzhou International Group Holdings Ltd.	7,527,600	101,034,527

Wireless Telecommunication Services — 5.9%
China Mobile Ltd.	38,841,500	370,077,004

Total Common Stocks — 99.9% (Cost: $5,731,820,187)		6,292,980,220

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	88,986,555	89,022,150
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	2,755,700	2,755,700

		91,777,850

Total Short-Term Investments — 1.5% (Cost: $91,746,953)		91,777,850

Total Investments in Securities — 101.4% (Cost: $5,823,567,140)		6,384,758,070

Other Assets, Less Liabilities — (1.4)%		(85,720,539)

Net Assets — 100.0%		$6,299,037,531

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® China Large-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	116,024,563	(27,038,008)	88,986,555	$89,022,150	$5,013,016	(a)	$15,384	$8,312
BlackRock Cash Funds: Treasury, SL Agency Shares	2,587,512	168,188	2,755,700	2,755,700	81,684		—	—

				$91,777,850	$5,094,700		$15,384	$8,312

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	58	05/30/19	$4,239	$(16,625)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,292,980,220	$—	$—	$6,292,980,220
Money Market Funds	91,777,850	—	—	91,777,850

	$6,384,758,070	$—	$—	$6,384,758,070

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(16,625)	$—	$—	$(16,625)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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